Loan Servicing (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Loan Servicing
Unpaid principal balances of mortgage loans serviced for others	$ 151,198,760	$ 164,610,868
Net gain realized on the sale of loans	$ 540,540	$ 1,027,175